Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Tax (expense) benefit on change in fair value of cash flow hedges	$ (7,053)	$ 2,627	$ 4,413
Tax (expense) benefit on change in fair value of available-sale-of securities	(1)	5	2
Tax benefit (expense) on unrealized gains (losses) on defined benefit plan	$ 747	$ (81)	$ 38